Summary of Significant Accounting Policies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Business combination extend acquisition team	1 year
Accumulated other comprehensive loss (in Dollars)	$ (3,843)		$ (3,997)
Foreign currency			1
Amortization period of renovation	5 years
Operating segments	1
VAT rates range	13.00%
Amount recognized of tax benefit	50.00%
Tax profit	10.00%
Registered capital	50.00%
Advertising expenses (in Dollars)	$ 5,170	$ 3,480
Voting Power [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting interest percentage	50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years
Segments [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating segments	1